Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
6. Intangible Assets
The following is a summary of the Company’s intangible assets, net (in thousands):

	Term	2025	2024
Intellectual property	1-5 years	$14,025	$8,491
Software licenses	3 years	8,320	8,320
Accumulated amortization		(10,752)	(5,082)

Intangible assets, net		$11,593	$11,729

During the years ended December 31, 2025 and 2024, the Company purchased and capitalized certain license software tooling costs and intellectual property licensing agreements of $5.3 million and $10.8 million, respectively to support research and development efforts.
Amortization expense relating to the Company’s intangible assets was approximately $5.7 million and $4.7 million for the years ended December 31, 2025 and 2024, respectively, During the year ended 2025, $4.8 million was included in research and development expense, and $0.9 million of which was included in cost of sales in the accompanying consolidated statement of operations and comprehensive loss. During the year ended 2024, $4.7 million was included in research and development expense in the accompanying consolidated statement of operations and comprehensive loss.
The following table represents the total estimated amortization of intangible assets for the succeeding years (in thousands):

2026	5,543
2027	3,790
2028	1,063
Thereafter	1,197

Total amortization expense	$11,593